Related Party Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Associates [member]
Disclosure of transactions between related parties [line items]
Purchases of goods/services related party transactions	$ 60,730
Sales of goods/services related party transactions	18,527
Dividend income	8,294
Amounts owing to related parties	1,686
Amounts owing from related parties	$ 2,200
Directors [member]
Disclosure of transactions between related parties [line items]
Description of transactions with related party	There were no transactions with directors during the year